GuidePath Growth Allocation Fund
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 70.6%
AMCAP Fund - Class F-3	874,113	$ 40,034,384
American Funds Fundamental Investors - Class F-3	402,905	41,676,476
Capital Group Dividend Value ETF (a)	427,085	21,046,749
Growth Fund of America - Class F-3	997,272	87,949,409
Invesco QQQ Trust Series 1	17,689	13,026,180
Investment Co. of America - Class F-3	602,217	41,071,219
iShares Core S&P Small-Cap ETF (a)	804,858	119,368,490
New Economy Fund - Class F-3	490,805	44,751,623
New Perspective Fund - Class F-3	814,529	61,627,237
Schwab U.S. Large-Cap ETF (a)	6,582,271	193,716,236
Schwab U.S. Large-Cap Growth ETF	2,501,211	84,640,980
Smallcap World Fund, Inc. - Class F-3	719,838	63,468,089
State Street SPDR S&P 600 Small Cap Growth ETF (a)	52,680	6,275,768
Vanguard Growth ETF (a)	68,222	5,876,643
Vanguard Russell 1000 Growth ETF (a)	317,508	40,580,698
Vanguard Russell 2000 Growth (a)	112,896	32,477,967
Vanguard S&P 500 ETF	375,352	257,795,507
Vanguard Value ETF	96,767	21,088,432
		1,176,472,087

Emerging Markets Equity Funds - 7.6%
Freedom 100 Emerging Markets ETF	99,711	7,268,932
iShares Core MSCI Emerging Markets ETF	916,102	75,889,890
New World Fund, Inc. - Class F-3	155,064	16,861,682
Schwab Fundamental Emerging Markets Equity ETF (a)	234,778	9,315,991
State Street SPDR S&P China ETF (a)	190,220	16,457,834
		125,794,329

International Equity Funds - 18.3%
iShares Core MSCI Europe ETF (a)	63,393	4,765,252
iShares MSCI ACWI ETF (a)	430,943	67,645,122
iShares MSCI EAFE Min Vol Factor ETF (a)	46,417	4,071,235
JPMorgan BetaBuilders Canada ETF (a)	199,840	19,864,096
Vanguard FTSE All World ex-US Small-Cap ETF (a)	188,355	29,061,293
Vanguard FTSE Developed Markets ETF (a)	2,528,188	180,133,395
		305,540,393

Real Estate Funds - 2.5%
Vanguard Global ex-U.S. Real Estate ETF	348,975	15,651,529
Vanguard Real Estate ETF (a)	273,157	26,340,529
		41,992,058
TOTAL INVESTMENT COMPANIES (Cost $865,989,673)		1,649,798,867

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (b)	184,895,469	184,895,469
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $184,895,469)		184,895,469

MONEY MARKET FUNDS - 1.0%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (b)	17,291,049	17,291,049
TOTAL MONEY MARKET FUNDS (Cost $17,291,049)		17,291,049

TOTAL INVESTMENTS - 111.1% (Cost $1,068,176,191)		1,851,985,385
Liabilities in Excess of Other Assets - (11.1)%	(0.11111)	(185,189,978)
TOTAL NET ASSETS - 100.0%		$ 1,666,795,407

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $181,327,924.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.